Organization and Business Description	6 Months Ended
Jun. 30, 2024
Organization and Business Description [Abstract]
ORGANIZATION AND BUSINESS DESCRIPTION

1. ORGANIZATION AND BUSINESS DESCRIPTION

History of Able View Global Inc.

Able View Global Inc. (“Able View Global”, or the “Company”) was incorporated as a private company under the laws of Cayman Island on October 11, 2022, as a direct wholly owned subsidiary of Able View Inc. (“Ableview Cayman”). Ableview Cayman was incorporated on January 21, 2021 under the laws of the Cayman Islands as an exempted company with limited liability.

Ableview Cayman owns 100% of the equity interests of Ableview Capital Group Ltd (“Ableview BVI”), an entity incorporated under the laws of British Virgin Islands (“BVI”) on February 10, 2021.

On October 11, 2022 and October 12, 2022, Ableview Cayman set up both Able View Global and Able View Corporation Inc. (the “Merger Sub”) under the laws of the Cayman Islands as exempted companies with limited liability. Ableview Cayman owned 100% of the equity interests of Able View Global and Merger Sub.

Ableview BVI owns 100% of the equity interests of Ableview Brands Limited (“Ableview Brands”), Ableview Management Limited (“Ableview Management”), and CSS Cosmetics (Hong Kong) Limited (“CSS HK”), all are business companies incorporated in accordance with the laws and regulations of Hong Kong on February 25, 2021, May 25, 2021 and December 31, 2021, respectively.

On April 1, 2021, November 16, 2022 and March 21, 2023, Ableview Brands established Shanghai Jingyue Trading Co., Ltd. (“Shanghai Jingyue”), Shanghai Jingnan Medicial Appliances Co., Ltd. (“Shanghai Jingnan”), and Zhejiang Jingxiu Trading Co., Ltd. (“Zhejiang Jingxiu”) all of which are wholly owned subsidiaries in China. On December 7, 2022, Ableview Brands also established Healthy Great Pte. Ltd. (“Ableview Singapore”), a wholly owned subsidiary in Singapore. On January 11, 2022, Ableview Management established CSS Cosmetics (Shanghai) Limited (“CSS Shanghai”), a wholly owned subsidiary in China.

Ableview Management acquired Shanghai Jinglu Trading Co., Ltd. (“Shanghai Jinglu”) and Beijing Jingyuan Trading Co., Ltd. (“Beijing Jingyuan”) from shareholders of Ableview Cayman, and such acquisition was accounted for as acquisition under common control. Shanghai Jinglu and Beijing Jingyuan were set up in China on November 24, 2020 and October 14, 2020, respectively.

Ableview Investment Limited (“Ableview Investment”) was incorporated on October 23, 2019 under the laws of the Cayman Islands as an exempted company with limited liability. The Company commenced operations on November 18, 2015, through its subsidiaries, Able View Enterprise Limited (“Able View”) and its wholly owned subsidiary Shanghai Weitong Trading Co., Ltd. (“Weitong”). Able View is a limited liability company, which was registered and established under the laws of the Hong Kong on November 18, 2015. The PRC operating company, Weitong was incorporated as a PRC entity pursuant to PRC law on May 28, 2015 by two former shareholders. On November 21, 2017, Able View entered into a share transfer agreement with the former shareholders to acquire 100% of the equity interest of Weitong. Pursuant to the share transfer agreement, the closing date was November 21, 2017.

Reorganization of Ableview Cayman

On April 28, 2022, Ableview Cayman entered into an equity transfer agreement with Ableview Investment and the shareholders of Ableview Investment. Pursuant to the equity transfer agreement, each of the shareholders of Ableview Investment transferred to Ableview Cayman their respective equity interests in Ableview Investment (“Equity Transfer”). Because the shareholders of Ableview Cayman and Able View Investment are of the same group, the Equity Transfer was agreed at nil consideration. Upon completion of the Equity Transfer, Ableview Investment became a direct wholly-owned subsidiary of Ableview Cayman.

On April 28, 2022, Ableview Cayman completed the reorganization of entities under common control of its then existing shareholders, who collectively owned 100% of the equity interests of Ableview Investment prior to the reorganization. Ableview Cayman, Ableview BVI, Ableview Brands, and Ableview Management were established as holding companies of Ableview Investment and its subsidiaries, and all of these entities are under common control which results in the consolidation of Ableview Investment and its subsidiaries, which have been accounted for as a reorganization of entities under common control at carrying value.

Ableview Cayman, Ableview BVI, Ableview Brands, Ableview Management and Ableview Investment and its subsidiaries (herein the subsidiaries are collectively referred to as the “Operating Subsidiaries”) are engaged in importing and selling cosmetics and other beauty products to E-commerce platforms and distributor customers.

History of HMAC

Hainan Manaslu Acquisition Corp. (“HMAC”) is a blank check company incorporated as a Cayman Islands exempted company on September 10, 2021, and formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses. The registration statement for HMAC’s Initial Public Offering (“Initial Public Offering”) was declared effective on August 10, 2022.

Reverse recapitalization

On August 17, 2023, Able View Global consummated the transactions contemplated by that certain Business Combination Agreement, dated as of November 21, 2022 (the “Business Combination Agreement”) modified by that certain Waiver Agreement, dated as of June 12, 2023, by and among (i) the Company, (ii) HMAC, (iii) Ableview Cayman, (iv) Merger Sub, and (v) each of the holders of Ableview Cayman’s outstanding shares (collectively, the “Sellers”).

On August 17, 2023, the closing date of the Business Combination (as defined below), pursuant to the Business Combination Agreement, (a) HMAC merged with Merger Sub, with HMAC continuing as the surviving entity in the merger (the “Merger”), as a result of which: (i) HMAC became a wholly-owned subsidiary of the Company and (ii) each issued and outstanding security of HMAC immediately prior to the consummation of the Merger was no longer outstanding and automatically cancelled, in exchange for the right of the holder thereof to receive a substantially equivalent security of the Company, and (b) the Company acquired all of the issued and outstanding shares of Ableview Cayman held by the Sellers in exchange for the Class A Ordinary Shares and Class B Ordinary Shares of the Company (“Business Combination”). As a result of the above transactions, HMAC and Ableview Cayman each became a wholly-owned subsidiary of the Company.

Upon closing of the Business Combination, the Company acquired all of the issued and outstanding securities of Ableview Cayman in exchange for (i) 24,871,433 of the Company’s Class A Ordinary Shares, (ii) 17,487,800 of the Company’s Class B Ordinary Shares, and (iii) earn out payments consisting of up to an additional 1,600,000 of the Company’s Class B Ordinary Shares if the Company’s net revenues for the year ended December 31, 2023 are equal to or in excess of $170 million, and an additional 1,600,000 of the Company’s Class B Ordinary Shares if the Company’s net revenues for the year ended December 31, 2024 are in equal to or in excess of $200 million.

After giving effect to the Business Combination and the issuance of the Class A Ordinary Shares and Class B Ordinary Shares described above, there are 24,871,433 shares of Class A Ordinary Shares issued and outstanding, and 17,487,800 shares of Class B Ordinary Shares issued and outstanding.

Able View Global has also capitalized offering cost of $3,472,759, which was recorded as reduction against additional paid-in capital.

The reverse recapitalization is equivalent to the issuance of securities by the Company for the net monetary assets of HMAC, accompanied by a recapitalization. The Company debited equity for the fair value of the net liabilities of HMAC. In the subsequent financial statements after the Business Combination, the amounts of assets and liabilities for the period before the reverse recapitalization in financial statements, are presented as the Company’s and recognized and measured at their pre-combination carrying amounts.

Disposal of HMAC

On December 18, 2023, HMAC ceased being a subsidiary of the Company as a result of it being disposed to a third party. HMAC was a holding company. The management believed the disposal of HMAC does not represent a strategic shift, in both operating and financing aspects, because it is not changing the way it is running its business. The Company has not shifted the nature of its operations or the major geographic market area. The management believed the deconsolidation of HMAC does not represent a strategic shift that has (or will have) a major effect on the Company’s operations and financial results. The disposal is not accounted for as discontinued operations in accordance with ASC 205-20. On closing of Business Combination with HMAC, the Company debited equity for the fair value of the net liabilities of HMAC. On disposal of HMAC, the Company credited additional paid-in capital of $472,631 from disposal of HMAC, which represented the difference between the consideration of $nil and HMAC’s net liability as of the disposal date.